Capital and Reserves - Additional Information (Details) £ / shares in Units, £ in Millions	1 Months Ended										12 Months Ended
	Feb. 28, 2021 £ / shares	Nov. 30, 2020 £ / shares	Aug. 31, 2020 £ / shares	May 31, 2020 £ / shares	Feb. 28, 2018 GBP (£)	Feb. 28, 2018 $ / shares	Sep. 30, 2017 GBP (£)	Sep. 30, 2017 $ / shares	May 31, 2017 GBP (£)	May 31, 2017 $ / shares	Dec. 31, 2019 GBP (£) Instalment £ / shares shares	Dec. 31, 2018 GBP (£) £ / shares shares	Dec. 31, 2017 GBP (£) £ / shares shares	Feb. 29, 2020 GBP (£)	Nov. 30, 2019 GBP (£)	Aug. 31, 2019 GBP (£)	May 31, 2019 GBP (£)	Nov. 30, 2018 GBP (£)	Aug. 31, 2018 GBP (£)	May 31, 2018 GBP (£)	Jul. 25, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2004 GBP (£)	Dec. 31, 1999 GBP (£)
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Shares issued under share option schemes											£ 115	£ 121	£ 105
Equity											64,160	65,688	60,981									£ 8,406
Ownership interest acquired																					57.80%
Differences on exchange											(2,967)	3,868	(3,084)
Other reserves											(3,555)	(333)
Cost of treasury shares repurchased											4,845	4,845	4,845
Cost of own shares held in employee share ownership trusts											£ 416	£ 397	£ 350
Treasury shares held in trust | shares											8,275,677	7,536,408	6,750,597
Treasury shares repurchased | shares											162,645,590	162,645,590	162,645,590
Interim quarterly Dividend declared per share | £ / shares											£ 2.104	£ 2.030	£ 1.952
Dividend payable											£ 4,826				£ 1,160	£ 1,159	£ 1,157	£ 1,115	£ 1,112	£ 1,117
Dividend recognised as appropriation from reserves											£ 3,476	£ 4,463	£ 4,465
Dividends payable number of installments | Instalment											4
Dividend paid per share | $ / shares						$ 43.6		$ 56.5		$ 118.1
Dividend paid on ordinary shares					£ 1,000		£ 1,284		£ 2,181
Overstatement of liabilities due to error that resulted in overpayment of dividends												1,116	1,000
Understatement of equity due to error that resulted in overpayment of dividends												1,116	1,000
Changes in accounting estimate and errors												420	330
Ordinary share
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Dividend payable														£ 1,161
Dividend payable per ordinary share | £ / shares	£ 0.526	£ 0.526	£ 0.526	£ 0.526
B A T Industries Plc
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Other reserves												483
Associates
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Differences on exchange													(923)
Debit on exchange													(545)
Reynolds American Inc.
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Ownership interest acquired																					57.80%
Merger Reserves
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity											£ 26,414	26,414	26,414
Merger Reserves | Reynolds American Inc.
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity																					£ 22,666
Merger Reserves | Rothmans International B.V. Group
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Equity																								£ 3,748
Difference on Exchange Relating to Venezuela
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Differences on exchange												107
Hedging reserve
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Gain (loss) reported in revenue											12	15	52
Gain (loss) reported in raw materials and consumables											3	23	27
Gain (loss) reported in operating expenses											11	7	4
Gain (loss) reported in net finance costs											27	14	80
Foreign exchange basis spread gain in respect of cost of hedging											14	20
Ordinary Shares
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Shares issued under share option schemes											£ 3	£ 4	£ 5
Convertible Redeemable Preference Shares | Rothmans
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Other reserves																							£ 90